Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of identifiable intangible assets	$ 150	$ 150	$ 599	$ 598	$ 599
Estimated amortization of identifiable intangible assets, year one	598		598
Estimated amortization of identifiable intangible assets, year two	598		598
Estimated amortization of identifiable intangible assets, year three	598		598
Estimated amortization of identifiable intangible assets, year four	598		598
Estimated amortization of identifiable intangible assets, year five	598		598
Asset impairment			0	0	0
Goodwill impairment			0	0	0
Kellwood [Member]
Finite-Lived Intangible Assets [Line Items]
Additional consideration earned					51,134
Consideration paid					50,328
Consideration payment period			5 years
Non-Vince Businesses [Member] | Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Asset impairment			$ 0	$ 0	$ 0